Commitments and contingencies - Estimates of Future Commitments (Detail) CAD in Thousands	Dec. 31, 2016 CAD
Commitments Disclosure [Line Items]
Year 1	CAD 240,993
Year 2	150,731
Year 3	123,901
Year 4	122,108
Year 5	108,790
Thereafter	691,576
Total	1,438,099
Power purchase
Commitments Disclosure [Line Items]
Year 1	63,330
Year 2	36,622
Year 3	37,398
Year 4	38,822
Year 5	38,822
Thereafter	0
Total	214,994
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1	62,179
Year 2	45,468
Year 3	37,407
Year 4	31,636
Year 5	17,400
Thereafter	64,284
Total	258,374
Service agreements
Commitments Disclosure [Line Items]
Year 1	41,446
Year 2	42,252
Year 3	42,508
Year 4	45,178
Year 5	46,019
Thereafter	503,671
Total	721,074
Capital projects
Commitments Disclosure [Line Items]
Year 1	66,696
Year 2	19,538
Year 3	69
Year 4	69
Year 5	69
Thereafter	17
Total	86,458
Operating leases
Commitments Disclosure [Line Items]
Year 1	7,342
Year 2	6,851
Year 3	6,519
Year 4	6,403
Year 5	6,480
Thereafter	123,604
Total	CAD 157,199